Fair Value Measurement - Fair Value Measurement Hierarchy for Assets and Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 2,045,037	¥ 13,681,509	¥ 13,218,760
Foreign Exchange Forward Contract [Member] | Derivatives not designated as hedges - foreign exchange forward contract [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		4,529
Bill receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		6,981,106
Thakral Corporation Ltd [Member] | Quoted Equity Shares [Member] | Quoted Equity Securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		21,876	24,714
Quoted prices in active markets (Level 1) [Member] | Thakral Corporation Ltd [Member] | Quoted Equity Shares [Member] | Quoted Equity Securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		21,876	¥ 24,714
Significant observable inputs (Level 2) [Member] | Foreign Exchange Forward Contract [Member] | Derivatives not designated as hedges - foreign exchange forward contract [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		4,529
Significant observable inputs (Level 2) [Member] | Bill receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		¥ 6,981,106